Investment Objectives and Goals	Apr. 09, 2025
Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TARGET 15 DISTRIBUTION ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Target 15 Distribution ETF (the “Fund” or “XV”) seeks to provide high monthly income.
Simplify Target 25 Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TARGET 25 DISTRIBUTION ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Target 25 Distribution ETF (the “Fund” or “XXV”) seeks to provide high monthly income.
Simplify Barrier Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BARRIER INCOME ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Barrier Income ETF (the “Fund” or “SBAR”) seeks to provide monthly income.